Consolidated statements of profit or loss and other comprehensive income - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of profit or loss and other comprehensive income
Loss for the year	¥ (1,429,447)	¥ (260,176)	¥ (294,409)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	(16,548)	6,361	(4,834)
Other comprehensive (loss) / income for the year	(16,548)	6,361	(4,834)
Total comprehensive Income/(loss) for the period/year	(1,445,995)	(253,815)	(299,243)
Attributable to:
Equity shareholders of the Company	(1,429,621)	(256,583)	(296,062)
Non-controlling interests	(16,374)	2,768	(3,181)
Total comprehensive Income/(loss) for the period/year	¥ (1,445,995)	¥ (253,815)	¥ (299,243)